Document and Entity Information	6 Months Ended
	Jun. 30, 2013	Aug. 06, 2013
Document And Entity Information
Entity Registrant Name	Arrayit Corp
Entity Central Index Key	0001084507
Document Type	10-Q
Document Period End Date	Jun. 30, 2013
Amendment Flag	true
Amendment Description	This amendment is being file to comply with regulations.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		30,134,093
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013